Stock-Based Compensation - Schedule of Stock Options Outstanding and Exercisable (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
$25.0 to $26.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 25.00
Range of Exercise Price, Upper limit	$ 26.10
Number outstanding	17
Weighted-remaining average contractual life, years	6 months
Weighted-average exercise price	$ 25.71
$29.08 to $33.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 29.08
Range of Exercise Price, Upper limit	$ 33.07
Number outstanding	19
Weighted-remaining average contractual life, years	1 year 6 months
Weighted-average exercise price	$ 31.83